Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Trade receivables	$ 2,016	$ 1,900
Unbilled revenues	$ 654	$ 562